Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Accounts Receivable [Abstract]
Schedule of accounts receivables
	December 31, 2022	June 30, 2022
	US$	US$
Accounts receivable	8,495,143	4,430,883

	June 30, 2022	June 30, 2021
	US$	US$
Accounts receivable	4,430,883	4,565,305

Schedule of concentration analysis of accounts receivable
	December 31, 2022	June 30, 2022
Customer A	20%	11%
Customer B	19%	12%
Customer C	10%	12%
Customer D	11%	8%
Customer E	11%	13%
Customer F	7%	8%
Customer G	6%	4%
Others	16%	32%
	100%	100%

	June 30, 2022	June 30, 2021
Customer A	10%	23%
Customer B	12%	16%
Customer C	12%	14%
Customer D	0%	10%
Customer E	8%	9%
Customer F	13%	9%
Customer G	9%	5%
Others	36%	14%
	100%	100%